Claims, Lawsuits, and Other Contingencies - Guarantees and Indemnifications Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Maximum potential funding under commitments	$ 110	$ 103
Discontinued Operations, Disposed of by Sale | Tempo Business | Property Lease Guarantee
Loss Contingencies [Line Items]
Maximum potential funding under commitments	70
Guarantor obligations, current carrying value	12
Discontinued Operations, Disposed of by Sale | Tempo Business | Performance Guarantee
Loss Contingencies [Line Items]
Maximum potential funding under commitments	151
Guarantor obligations, current carrying value	$ 1